OTHER ASSETS (Details)	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 31, 2012 Prepayments for purchase of property, plant and equipment [Member] CNY	Dec. 31, 2011 Prepayments for purchase of property, plant and equipment [Member] CNY	Dec. 31, 2012 Prepayments for land use right [Member] CNY	Dec. 31, 2011 Prepayments for land use right [Member] CNY	Dec. 31, 2012 Prepayment for warranty insurance premium [Member] CNY	Dec. 31, 2011 Prepayment for warranty insurance premium [Member] CNY	Dec. 31, 2012 Prepaid service fee?non-current portion [Member] CNY	Dec. 31, 2011 Prepaid service fee?non-current portion [Member] CNY	Dec. 31, 2012 Others [Member] CNY	Dec. 31, 2011 Others [Member] CNY
Other Assets [Line Items]
Other assets	$ 13,195,562	82,209,673	129,387,926	36,411,466	92,723,986		4,245,240	44,228,323	26,565,738	1,114,886	4,911,937	454,998	941,025